ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.     ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of Concord Medical Services Holdings Limited (the “Company”) and its subsidiaries, consolidated variable interest entity (the “VIE”) and subsidiaries of the VIE, which are collectively referred to as the “Group”. The Company was incorporated under the laws of the Cayman Islands on November 27, 2007.

The Group is principally engaged in the leasing of radiotherapy and diagnostic imaging equipment, provision of management services to hospitals and provision of premium cancer and proton treatment services. During the year ended December 31, 2020, Concord Healthcare Singapore Pte. Ltd (“CHS”) has been disposed. This disposal does not represent a strategic shift on the Company’s major business and have no major effect on the Company’s results of operations respectively. Accordingly, assets and liabilities, revenues and expenses, and cash flows related to the disposed entity are not required to be reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented.

(a)Details of the Company’s principal subsidiaries as of December 31, 2020 are as follows:

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Subsidiaries
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
China Medical Services Holdings Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. (“Aohua Technology ”)**	February 21, 2008	PRC	49.44%	Leasing of medical equipment and provision of management services
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar")	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
Meizhong Jiahe Medical Science & Technology Development Group Co., Ltd. (“Meizhong Jiahe”) *	July 23, 2008	PRC	49.44%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)**	July 26, 2007	PRC	49.44%	Provision of management services
Tianjin Concord Medical Technology Limited (“Tianjin Concord Medical”)	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Concord Cancer Center Co., Ltd ("Guangzhou Concord Cancer Hospital")**	June 29, 2011	PRC	39.55%	Medical treatment and service business
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)	June 03, 2013	Hong Kong	100%	Investment holding
Shanghai Concord Cancer Center Co., Ltd (“SHC”)**	March 17, 2014	PRC	49.75%	Medical treatment and service business
Datong Meizhong Jiahe Cancer Center (“DTMZ”)**	October 23, 2014	PRC	49.44%	Medical treatment and service business
Wuxi Concord Medical Development Ltd. ("Wuxi Concord”)	December 29, 2015	PRC	100%	Provision of management services

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Beijing Concord Medical Technology Ltd.(“BJCMT”)	January 4, 2016	PRC	100%	Provision of management services
Guofu Huimei (Tianjin) Investment Management Partnership Firm (LP) (“Guofu Huimei”) (note 4)	October 8, 2018	PRC	100%	Investment holding
Beijing Century Friendship Science & Technology Development Co., Ltd (“Beijing Century Friendship”) (note 4)**	October 8, 2018	PRC	49.44%	Provision of management services and investment holding
Beijing Proton Medical Center Co., Ltd (“BPMC”) (note 4)	October 8, 2018	PRC	52.19%	Medical treatment and service business
Shanghai Meizhong Jiahe Cancer Center Co., Ltd. (“CMCC”) (note 4)**	October 8, 2018	PRC	46.30%	Medical treatment and service business
Tianjin Jiatai Entity Management Limited Partnership ("Tianjin Jiatai") (note 4)	November 18,2019	PRC	100%	Investment holding
Shanghai Rongchi Medical Management Limited ("SH Rongchi") (note 4)	November 18,2019	PRC	100%	Investment holding and provision of management services
Oriental Light Group Limited ("Oriental") (note 4)	November 18,2019	BVI	100%	Investment holding
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH") (note 4)	November 18,2019	PRC	89.10%	Medical treatment and service business
Wuxi Meizhong Jiahe Cancer Center Co., Ltd. ("Wuxi MZJH") (note 4)	November 18,2019	PRC	98.64%	Medical treatment and service business
Heze Meizhong Jiahe Cancer Center Co., Ltd. ("Heze MZJH") (note 4)	November 18,2019	PRC	100%	Medical treatment and service business
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Guangzhou New Spring Hospital Management Ltd. ("New Spring Management")	April 21, 2020	China	70%	Investment holding
Guangzhou New Spring Medical Cancer Ltd ("New Spring Clinic")	April 21, 2020	China	70%	Medical treatment and service business

*  On March 26, 2018, July 10, 2018 and on April 7, 2020, the Group entered into agreements with CICC Capital Management Company Limited (“CICC Capital”), a wholly-owned subsidiary of China International Capital Corporation Limited (“CICC”), together with six other investors (“Other Investors”) and CITIC Industrial Investment Group Limited (“CITIC Industrial”). Pursuant to the agreements, CICC Capital, Other Investors and CITIC Industrial make a strategic investment and subscribe new issued 60,000,000, 40,000,000 and 38,888,888 shares of the Group’s subsidiary MHM, with total consideration of RMB1,500,000 and RMB700,000.

Pursuant to the agreement, CCIC Capital, Other Investors and CITIC Industrial can request the Group to redeem their interests in MHM upon the occurrence of certain events (i.e. failure to complete a qualified IPO by June 30, 2024). The same right is also given to the existing noncontrolling interest shareholder. Given these events are not solely within the control of MHM, the noncontrolling interests of CCIC Capital, Other Investors and CITIC Industrial are contingently redeemable noncontrolling interests and are classified as mezzanine equity. The noncontrolling interests of other existing noncontrolling interests’ holders are also reclassified from permanent equity to mezzanine equity as contingently redeemable noncontrolling interests.

After the completion of all transactions mentioned above, the Group’s equity shares in MHM had been diluted from 85.34% to 49.44%. On December 1, 2020, the Group further obtained declaration from one of the noncontrolling shareholder of MHM, pursuant to which the noncontrolling shareholder delegates its 2.36% voting rights in the general meeting of shareholders of MHM to the Group irrevocably during the period it owns the share interest in MHM. The Group remained control of MHM since it is entitled to 51.8% of the voting right of MHM and it is entitled to delegate 5 out of 9 directors in the board of MHM.

** Aohua Technology, Yundu, Guangzhou Concord Cancer Hospital, SHC, Beijing Century Friendship and CMCC are subsidiaries of MHM.

The Group accounts for the changes in accretion to the redemption value in accordance with ASC Topic 480, Distinguishing Liabilities from Equity. The Group elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interest.

(b)	Establishment of Onshore Fund and Offshore Fund

Establishment of onshore fund

In January 2016, the Group and Zhongrong Guofu Investment Management Company Limited (“ZR Guofu”) established an onshore fund, namely Guofu Huimei. The registered capital of Guofu Huimei is RMB1,009,000, of which RMB746,001and RMB262,999 were subscribed by ZR Guofu and the Group, for 73.93% and 26.07% equity interest, respectively. General partners of the Guofu Huimei are Shanghai Medstar and ZR Guofu.

Further in April 2017, the Group and ZR Guofu entered into a supplemental contract to the framework agreement, pursuant to which, Guofu Huimei will be used as the platform to invest and provide loans to some domestic entities engaging in hospital business. During 2017, Guofu Huimei acquired 78.31% equity interest of Beijing Century Friendship which holds 55% equity interest of BPMC at consideration of RMB388,500, 54.8% equity interest of CMCC at consideration of RMB182,100, 28.77% equity interest of Tianjin Jiatai at consideration of RMB106,500 and established SH Rongchi with share capital of RMB695,305 with Tianjin Jiatai. The profit or loss of these domestic entities engaging in hospital business is shared proportionally among investors based on the percentage of their respective subscribed share capital. In addition, the Group’s share in Beijing Century Friendship, certain construction in progress and certain prepaid land lease payments are pledged to secure the capital contribution from ZR Guofu.

Establishment of offshore fund

In November 2016, the Company entered into a framework agreement with ZR Guofu to establish an offshore fund Zhongrong International Growth Fund SPC-ZR Concord Healthcare Investment Fund SP ("SP"), for the purpose of acquiring several hospital businesses of the Group, including 100% shares of CHS through China Medstar, 70% shares of Guangzhou Concord Cancer Hospital through CMS Holdings and 59.51% shares of PTC-Houston Management, LP (“PTC”) through Proton (BVI), collectively the “CCM Hospital Businesses”. ZR Guofu will provide management and consultation services on the funds and the Group will continue to manage the CCM Hospital Businesses. ZR Guofu subscribes Class A shares of SP with a consideration of RMB521,396, while the Group subscribes Class B shares of the SP using 1) creditor’s rights of RMB166,299 due from CCM Hospital Business and 2) RMB7,500 cash as consideration.

Pursuant to the supplemental contract, the 75% equity interest in SP held by the ZR Guofu is contractually required to be repurchased by the Group at the end of four years from the establishment of SP in November 2016 at a consideration equivalent to the investment cost of RMB521,396. ZR Guofu is also entitled to an annual premium at 15% for its capital contribution of RMB521,396 in SP in the form of interest expense and consultation expense.

The offshore fund SP was determined as a variable interest entity as the cash injection from ZR Guofu of RMB521,396 was not equity at risk. As the Company maintains the power to direct the activities that most significantly affect SP’s economic performances through supplemental contracts agreed terms and absorbs the expected losses of SP, the Company is the primary beneficiary of SP and consolidates SP and its subsidiaries under by ASC 810-10 Consolidation: Overall.

The 75% equity interest held by the ZR Guofu in SP is accounted for as a liability recorded as “Mandatorily redeemable noncontrolling interests” in the Company’s consolidated balance sheets as a result of the mandatory redemption feature and is carried at the redemption value at the end of each reporting date as determined in accordance with the contract terms from the day of on which control is transferred to the Company. The 15% annual premium is accrued as an interest expense and consultation expense during each reporting period.

In November 2017, ZR Guofu transferred its rights to the mandatorily redeemable noncontrolling interest in SP to Tianjin Jiatai. In December 2017, CMS Holdings redeemed the mandatory redeemable noncontrolling interest from ZR Guofu of RMB97,106 to withdraw the CCM Hospital Businesses. On November 29, 2018, the PTC business had been disposed by Proton (BVI) (note 14). On November 19, 2020, CHS had been disposed by China Medstar (note 4).

Repurchase of onshore fund

In June 2018, MHM entered into agreements with Guofu Huimei to purchase its 78.31% equity interests in Beijing Century Friendship which holds 55% equity interest of BPMC and 54.8% equity interest in CMCC at a consideration of RMB388,500 and RMB182,100 respectively. Meanwhile, ZR Guofu and Guofu Huimei reached an agreement pursuant to which ZR Guofu will withdraw its original investments in Guofu Huimei, amounting to RMB746,000. Therefore, MHM hold 100% equity interest of Beijing Century Friendship, 80% equity interest of BPMC and 90% equity interests of CMCC upon execution and closing of the agreement and the Group became the sole shareholder of Guofu Huimei (note 4). After the withdrawal, ZR Guofu is no longer part of the onshore fund Guofu Huimei and the domestic hospital businesses.

Repurchase of offshore fund

During 2019, Tianjin Jiatai made total capital injections of RMB34,540 (US$5,105) to SH MZJH, leading to an increase in Tianjin Jiatai’s holding interest from 56.77% to 78.34%.On July 22, 2019, Wuxi Concord entered into an agreement with Tianjin Jiatai, to purchase all its 90% equity interests in Wuxi MZJH at a consideration of RMB27,000. After the acquisition, Wuxi MZJH became a wholly owned subsidiary of the Group. On August 23, 2019, Wuxi Concord further injected capital of RMB82,100 to Wuxi MZJH. On November 13, 2019, Guofu Huimei entered into agreements with ZR Guofu, pursuant to which ZR Guofu would withdraw its investment of 77.18% equity interests in Tianjin Jiatai at a consideration of RMB421,730. As a result of ZR’s withdrawal, the Group became the sole shareholder of Tianjin Jiatai and its subsidiaries, SH MZJH,  Heze MZJH, SH Rongchi and Oriental, including Wuxi MZJH (collectively, the “Tianjin Jiatai Group”). The transaction is accounted for as a business acquisition of Tianjin Jiatai Group by the Group (note 4).

Immediately prior to the acquisition of Tianjin Jiatai Group on November 18, 2019, the rights to the mandatory redeemable to noncontrolling interest in SP held by Tianjin Jiatai amounted to RMB434,216. The mandatorily redeemable noncontrolling interest , being a preexisting relationship between the parties, was settled as a result of the business combination. Upon the completion of the acquisition and the settlement of mandatorily redeemable noncontrolling interest , SP is no longer a VIE. On September 25, 2020, SP terminated all its business and completed its cancellation of business registration.